AB Short Duration Bond Portfolio
AB Short Duration Bond Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks to provide a moderate rate of income that is subject to taxes.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AB Short Duration Bond Portfolio AB Short Duration Bond Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	AB Short Duration Bond Portfolio AB Short Duration Bond Portfolio
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.04%	[1]
[1]	Restated to reflect current expenses.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	AB Short Duration Bond Portfolio AB Short Duration Bond Portfolio USD ($)
After 1 Year	$ 4
After 3 Years	13
After 5 Years	23
After 10 Years	$ 51

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 71 % of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Portfolio may invest in many types of fixed-income securities, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-indexed securities, as well as other securities of U.S. and non-U.S. issuers.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities.

The Portfolio may also invest up to 20% of its total assets in debt securities denominated in currencies other than the U.S. Dollar.  The Portfolio may also invest up to 20% of its assets in hybrid instruments, which have characteristics of futures contracts , options, currencies and securities.

The Portfolio seeks to maintain a relatively short duration of one to three years under normal market conditions.  The Adviser may use interest rate forecasting to determine the best level of interest rate risk at a given time.  The Adviser may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen the average duration when it anticipates that rates will fall.

To identify attractive bonds for the Portfolio, the Adviser evaluates securities and sectors to identify the most attractive securities in the market at a given time—those offering the highest expected return in relation to their risks.  In addition, the Adviser may analyze the yield curve to determine the optimum combination of duration for given degrees of interest rate risk.

The Portfolio may invest in investment grade quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's Investors Service, Inc.  (" Moody's "), or A or BBB (including BBB+ and BBB-) by Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch").  If a security has a split rating, then the Portfolio will use the rating deemed by the Adviser to be the most appropriate under the circumstances.  If securities are downgraded to below Baa3 or BBB-, or if unrated, are determined by the Adviser to have undergone similar credit quality deterioration, the Adviser may retain such securities if the Adviser concludes that disposition would not be in the best interests of the Portfolio.

Unrated securities may be purchased by the Portfolio when the Adviser believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio's investment policies.

The Portfolio may invest in variable, floating, and inverse floating- rate investments. The Portfolio may also invest in zero-coupon and interest-only or principal-only securities. The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps.
PRINCIPAL RISKS
  Market Risk:  The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates.  The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Interest Rate Risk:  Changes in interest rates will affect the value of investments in fixed-income securities.  When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments.  The Portfolio may be subject to a heightened risk of rising interest rates as the current period of historically low rates is beginning to end and rates have begun rising.  Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates.  The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security.  Fixed-income securities with longer durations have more risk and will decrease more in price as interest rates rise.  For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.  The issuer or guarantor may default, causing a loss of the full principal amount of a security.  The degree of risk for a particular security may be reflected in its credit rating.  There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.  Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  Inflation Risk:  This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money.  As inflation increases, the value of each Portfolio's assets can decline as can the value of the Portfolio's distributions.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers.  These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Currency Risk:  Fluctuations in currency exchange rates may negatively affect the value of the Portfolio's investments or reduce its returns.
  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk:  The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over the life of the Portfolio; and
  how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.
The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2015 , the year-to-date unannualized return for the Portfolio's shares was 0.99%.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: Best Quarter was up 2.95%, 3rd quarter, 2009; and Worst Quarter was down -1.71%, 3rd quarter, 2008.
PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2014 )
Average Annual Total Returns - AB Short Duration Bond Portfolio	1 Year	5 Years	Since Inception [1]	Inception Date
AB Short Duration Bond Portfolio	0.98%	1.81%	2.38%	May 20, 2005
BofA Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses, or taxes)	0.62%	1.06%	2.59%
[1]	Inception date is 5/20/05.